Total Operating Expenses (Tables)	6 Months Ended
Jun. 30, 2019
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Summary of Total Operating Expenses

The following table presents a breakdown of operating expenses:

	Three months ended June 30,		Six months ended June 30,
	2019	2018	2019	2018
	(euros in thousands)
Manufacturing costs	450	5,580	2,325	9,858
IP and license costs	585	492	876	844
Personnel related R&D	2,470	2,107	4,510	3,808
Other R&D costs	6,479	4,344	12,644	8,311

Total R&D costs	9,984	12,523	20,355	22,821

Management and administration costs	3,119	2,639	5,055	5,491

Litigation costs	59	552	123	849
Other operating expenses	3,684	2,745	7,624	5,134

Total other expenses	3,743	3,297	7,747	5,983

Total operating expenses	16,846	18,459	33,157	34,295

Breakdown of Other Research and Development Costs

A breakdown of other R&D costs is presented as follows:

	Three months ended June 30,		Six months ended June 30,
	2019	2018	2019	2018
	(euros in thousands)
Discovery and preclinical costs	2,055	1,078	4,175	1,763
Clinical costs	3,156	1,850	6,041	4,248
Other R&D costs	1,268	1,416	2,428	2,300

Total other R&D costs	6,479	4,344	12,644	8,311